TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 525	$ 462
Collateral deposits	129	196
Short term deposits and advances	93	88
Prepaids and other	53	50
Inventory	49	35
Income tax receivables	41	37
Other short-term receivable	65	65
Trade receivables and other current assets, net	$ 955	$ 933